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                                                             File Number 28-630

                                    FORM 13F

            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
        PURSUANT TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D. C. 20549

     (Adopted in Release No. 34-14852 (81,610), June 15, 1978. 43 F. R. -.)

Report for the Calendar Year or Quarter Ended   December 31, 1999
                                                ------------------

                    If amended report check here: ___________

Name of Institutional Investment Manager: John Hancock Financial Services, Inc.

Business  Address :          P.O. Box 111, John Hancock Place, Boston, MA  02117

Name, Phone No., and Title of Person Duly Authorized to Submit This Report:

           Eileen Bruckner,          Investment Analyst (617)572-9610
--------------------------------------------------------------------------------

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of February, 2000.

          John Hancock Financial Services, Inc.

          By:    /s/Eileen Bruckner
                 -------------------------------------------------------------------------
          Title: Eileen Bruckner, Portfolio Analyst, John Hancock Life Insurance Company

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (Other than the one filling this report). (List in alphabetical order).

Name:                               13F File No.:


1.    John Hancock Financial Services, Inc.
      -----------------------------------------------------
2.    John Hancock Life Insurance Company
      -----------------------------------------------------
3.    Maritime life Assurance
      -----------------------------------------------------
4.    Venture Capital Management
      -----------------------------------------------------
5.    Capital Growth Management
      -----------------------------------------------------
6.
      -----------------------------------------------------
7.
      -----------------------------------------------------
8.
      -----------------------------------------------------

John Hancock Financial Services, Inc. (Effective February 1, 2000, John Hancock Mutual Life Insurance Company was renamed
                                       John Hancock Life Insurance Company and became the direct, wholly-owned subsidiary of John Hancock Financial Services, Inc.)
December 31, 1999

    Item 1                 Item 2        Item 3        Item 4      Item 5           Item 6            Item 7          Item 8
------------------------------------------------------------------------------------------------------------------------------------
                                                        Fair      Principal  Investment Direction:   Manager Voting Authority-Shares
Name of Issuer             Class        Cusip           Market      or #     Sole  Shared/  Shared/          Sole    Shared    None
                                                        Value     of Shares         Aff      Oth

Aber Resources, LTD          COM         002916-10-4       56,875      9,100          X                2                9,100
Abitibi Cons                 COM         003924-10-7      373,824     31,152          X                2               31,152
Able Telecom                 COM         003712-30-4    2,293,224    286,653    X                      0     286,653
Agnico Eagle Mines, Ltd.     COM         008474-10-8       76,500     10,200          X                2               10,200
Agrium Inc                   COM         008916-10-8      138,840     18,512          X                2               18,512
Air Canada                   CL A NVTG   008911-30-7       55,496      7,928          X                2                7,928
Alberta Energy Co.           COM         012873-10-5      692,094     22,147          X                2               22,147
Alcan Aluminium, ltd         COM         013716-10-5    1,234,800     34,300          X                2               34,300
Algoma Steel Inc.            COM         01566M-10-5      172,800      4,800          X                2                4,800
Alliance Atlantis            COM         01853E-20-4       29,700      3,600          X                2                3,600
Alliance Forst. Prod.        COM         01859J-10-8       72,000      6,000          X                2                6,000
Ampex Corp.                  COM         032092-10-8    1,025,261    186,411    X                      0     186,411
Architel Sys Corp.           COM         039917-10-9       37,800      2,800          X                2                2,800
ATI Tech.                    COM         001941-10-3      362,250     31,500          X                2               31,500
AT Plastics, Inc.            COM         001947-10-0        5,250      2,100          X                2                2,100
Aurora Biosciences           COM         051920-10-6      307,400     11,600          X                3               11,600
Ballard Power Systems        COM         05858H-10-4      372,900     13,200          X                2               13,200
Bank of Montreal             COM         06367-11-01    2,315,300     67,600          X                2               67,600
Barrick Gold Corp            COM         06790-11-08    1,604,471     62,358          X                2               62,358
Beard Company                COM         07384R-10-1      624,080    312,040    X                      0     312,040
BCE, Inc.                    COM         05534B-10-9   11,976,175    132,700          X                2              132,700
Bell Canada Intl.            COM         077914-10-9       83,250      3,700          X                2                3,700
Bema Gold Corp.              COM         08135F-10-7        9,800     19,600          X                2               19,600
Benton Oil & Gas             COM         083288-10-0      750,000    375,000    X                      0              375,000
Bid.Com                      COM         088788-10-4       36,550      8,600          X                2                8,600
Biochem Pharma               COM         09058T-10-8      358,875     16,500          X                2               16,500
Biomira, Inc.                COM         09161R-10-6       71,500      5,500          X                2                5,500
Biovail Corp. Intl.          COM         09067K-10-6      173,900      3,700          X                2                3,700
Boston Beer                  COM         100557-10-7       93,793     12,937          X                3               12,937
Brookfield PPTYS             COM         112900-10-5      109,200     10,400          X                2               10,400
Budget Group, Inc.           COM         119003-10-1   16,369,065  1,818,785    X                      0   1,818,785
Cadillac Fairview            COM         126929-10-7      216,200      9,400          X                2                9,400
Call-Net Enterprises         Cl B NV     130910-20-1        9,324      2,800          X                2                2,800
Cambior, Inc.                COM         13201L-10-3       17,850     11,900          X                2               11,900
Cameco Corp.                 COM         13321L-10-8      137,638      9,100          X                2                9,100
Canadian 88 Energy           COM         13566G-50-9       19,875     15,900          X                2               15,900
CDN Imperial Bank            COM         136069-10-1    1,531,875     64,500          X                2               64,500
Canadian Marconi             COM         136357-10-0       21,000      1,600          X                2                1,600
Canadian Nat'l Railway       COM         136375-10-2    1,719,850     64,900          X                2               64,900
Canadian Pacific LTD         COM         135923-10-0    2,048,929     95,299          X                2               95,299
Canadian Occidental Petrolem COM         136420-10-6      304,150     15,400          X                2               15,400
Canwest Global               Non VTG     138906-30-0      120,701     10,729          X                2               10,729
CGI Group Inc.               COM         39945C-10-9      207,900      9,900          X                2                9,900
Celestica, Inc.              Sub VTG     15101Q-10-8    1,265,400     22,800          X                2               22,800
Chieftan Interl, Inc.        COM         16867C-10-1       41,400      2,400          X                2                2,400
Cinar Corp.                  Sub VTG     171905-30-0      147,000      6,000          X                2                6,000
Cinram, Ltd.                 COM         17252T-10-5       75,563      9,300          X                2                9,300
Clarus Corp.                 COM         182707-10-9   57,430,230    870,155          X                3              870,155
Clearnet Comm.               COM         184902-10-4      196,650      5,700          X                2                3,400
Coastal Corp                 COM         190441-10-5       25,205        710    X                      0         710
Cognicase Inc.               COM         192423-10-1       32,200      2,300          X                2                2,300
Cognos Incorporated          COM         19244C-10-9      327,488      7,100          X                2                7,100
Coinstar Inc.                COM         19259P-30-0       52,500     35,000    X                      0      35,000
Cominco                      COM         200435-10-5      167,875      7,900          X                2                7,900
Concord Comm.                COM         206186-10-8      148,141      3,329    X                      0       3,329
Corel Corp.                  COM         21868Q-10-9      141,000      9,400          X                2                9,400
Cott                         COM         22163N-10-6       47,775      9,100          X                2                9,100
Counsel Corp.                COM         22226R-10-2        8,200      4,100          X                2                4,100
Cytex                        COM         232946-10-3       31,781      1,042    X                      0       1,042
Delta & Pine Land            COM         247357-10-6   72,253,370  4,128,764    X                      0   4,128,764
Descartes Systems            COM         249906-10-8      124,700      5,800          X                2                5,800
Dia Met Minerals             Cl B ML VTG 25243K-30-7       35,650      2,300          X                2                2,300
Domtar Inc.                  COM         257561-10-0      218,491     18,595          X                2               18,595
Dorel Industries             COM         25822C-20-5       59,400      3,600          X                2                3,600
Echo Bay Mines               COM         278751-10-2       39,300     26,200          X                2               26,200
Edperbrascan Corp            COM         280905-80-3      325,512     24,112          X                2               24,112
Enbridge Inc.                COM         29250N-10-5    1,340,334     66,600          X                2               66,600
Encal Energy Ltd             COM         29250D10-7        55,800     12,400          X                2               12,400
Evergreen Resources          COM         299900-30-8   39,566,676  2,003,376    X                      0   2,003,376
Excite At Home               COM         300904-10-9       12,558      8,372          X                3                8,372
Extendicare Inc.             COM         30224T-87-1       31,200     10,400          X                2               10,400
Fahnestock Viner Hld         COM         302921-10-1       28,500      1,900          X                2                1,900
Fed. Agri. Mtg. Corps.       COM         313148-10-8      640,000     40,000    X                      0      40,000
Fed. Agri. Mtg. Corps.       COM         313148-30-6      640,000     40,000    X                      0      40,000
Federated Dept Stores        COM         31410H-10-1    1,359,814     26,927    X                      0      26,927
Federated Dept Stores        warr cl c   31410H-11-9      112,060      8,620    X                      0       8,620
Federated Dept Stores        warr cl d   31410H-12-7      211,190      8,620    X                      0       8,620
Four Seasons Hotels          sub vtg shs 35100E10-4         5,259      3,506          X                2                3,506
Glamis Gold, Ltd.            COM         376775-10-2       20,825     11,900          X                2               11,900
Gold Corp., Inc.             Class A,SV  380956-10-2       70,725     12,300          X                2               12,300
Golden State Vintners        COM         38121K-20-8    3,622,273    658,595    X                      0     658,595
GTE                          COM         362320-10-3    4,860,834     68,948    X                      0      68,948
Guidant Corp.                COM         401698-10-5      115,996      2,468    X                      0       2,468
Gulf Cda Resources           Ordinary sh 40218L-30-5      199,861     57,103          X                2               57,103
Hollinger                    COM         43556c-60-6       20,125      2,300          X                2                2,300
Hummingbird Commun           COM         44544R-10-1       82,350      2,700          X                2                2,700
IMAX Corp.                   COM         45245E-10-9       93,500      3,400          X                2                3,400
Imperial Oil, LTD            COM         453038-40-8      461,068     21,445          X                2               21,445
Inco Ltd.                    CL VBN shs  453258-70-9       22,785      2,625          X                2                2,625
Inco Ltd.                    COM         453258-40-2      672,100     28,600          X                2               28,600
Informix Corp.               COM         456779-10-7      293,687     25,538          X                3               25,538
Intertape Plymr Grp          COM         460919-10-3      132,775      4,700          X                2                4,700
Intrawest Corp.              COM         460915-20-0      125,625      7,500          X                2                7,500
IPSCO Inc.                   COM         462622-10-1      138,000      6,900          X                2                6,900
Jannock, LTD                 COM         470888-80-1       65,550      5,700          X                2                5,700
K-Swiss, Inc                 COM         482686-10-2    3,700,000    200,000    X                      0     200,000
Kaiser Ventures              COM         483100-10-3        4,455        270    X                      0         270
Kinross Gold Corp            COM         496902-10-7      213,040    121,737    X     X               0/2    121,737   39,100
LTV Corp                     COM         501921-10-0      249,652     62,413    X                      0      62,413
Laidlaw, Inc.                COM         50730K-50-3      283,416     53,984          X                2               53,984
Eli Lilly & Co.              COM         532457-10-8       93,366      1,404    X                      0       1,404
LodgeNet Entertainment       COM         540211-10-9    6,000,000    240,000    X                      0     240,000
Loewen Group, Inc.           COM         54042L-10-0        6,950     13,900          X                2               13,900
MDC Comm.                    COM         55267W-30-9        4,350      2,900          X                2                2,900
MacKenzie Financial          COM         554531-10-3      176,800     20,800          X                2               20,800
Magna Intl. Inc.             CL A SV     559222-40-1      518,500     12,200          X                2               12,200
MediaOne                     COM         58440J-10-4      367,402      4,787    X                      0       4,787
Meridian Gold Inc.           COM         589975-10-1      118,580     12,100          X                2               12,100
Methanex                     COM         59151K-10-8       51,500     20,600          X                2               20,600
Mitel Corporation            COM         606711-10-9      255,750     18,600          X                2               18,600
Moore Corp, LTD              COM         615785-10-2       93,750     15,000          X                2               15,000
Nabors Industries, Inc.      COM         629568-10-6   21,669,000    699,000    X                      0     699,000
National Energy Grp, Inc.    COM         635812-10-0        6,242    178,348    X                      0     178,348
Newbridge Network Corp       COM         650901-10-1      502,775     22,100          X                2               22,100
Nortel Networks              COM         656569-10-0   13,483,500    133,500          X                2              133,500
Nova Chemicals               COM         66977W-10-9      467,903     23,995          X                2               23,995
Numac Energy                 COM         67052A-10-3       42,700     12,200          X                2               12,200
Pan American Silver          COM         697900-10-8       24,750      4,500          X                2                4,500
Penny J. C.                  COM         708160-10-6      189,060      9,453    X                      0       9,453
Petro-Canada                 COM         71644E-10-2    1,128,100     77,800          X                2               77,800
Philip Services              COM         71819M-10-3        3,645     24,300          X                2               24,300
Phoenix Intl. Life           COM         718919-10-3       32,200      4,600          X                2                4,600
Placer Dome Inc.             COM         725906-10-1      552,550     51,400          X                2               51,400
Potash Corp of Sask          COM         73755L-10-7      417,100      8,600          X                2                8,600
Precision Drilling           COM         74022D-10-0      197,268      7,736          X                2                7,736
Premdor Inc.                 COM         74046P-10-5       64,800      7,200          X                2                7,200
QLT Phototherapeut           COM         746927-10-2      601,800     10,200          X                2               10,200
Quebecor Printing            COM         747922-10-2       29,250      1,300          X                2                1,300
R&B Falcon Corp.             COM         74912E-10-1   21,480,264  1,621,152    X                      0   1,621,152
RH Phillips                  COM         749573-10-1    3,636,328  1,346,788    X                      0   1,346,788
Ranger Oil, Ltd.             COM         752805-10-1       65,644     20,198          X                2               20,198
Research In Motion           COM         760975-10-2      367,350      7,900          X                2                7,900
Rio Algom, Ltd.              COM         766889-10-9      149,350     10,300          X                2               10,300
Rogers Cantel MOB            COM         775102-20-5      105,850      2,900          X                2                2,900
Rogers Comm.                 COM         775109-20-0      492,525     19,900          X                2               19,900
Royal Bank CDA               COM         780087-10-2    2,978,438     67,500          X                2               67,500
Royal Group Tech             COM         779915-10-7      238,650     11,100          X                2               11,100
Russel Metals Inc.           Class A     781903-10-9       11,765      7,843          X                2                7,843
Seagrams LTD                 COM         811850-10-6    2,295,675     51,300          X                2               51,300
Shaw Corp.                   CL B NVT    82028K-20-0      366,061     11,761          X                2               11,761
Snyder Oil Corp.             COM         80218K105      5,627,184    703,398    X                      0     703,398
Speciality Equip. Corp.      COM         847497-20-3   10,200,000    425,000    X                      0     425,000
Steinway Musical Inst.       COM         858495-10-4   31,256,948  1,543,553    X                      0   1,543,553
Suncor Inc.                  COM         867229-10-6      726,450     17,400          X                2               17,400
Suiza Foods Corp.            COM         865077-10-1   68,068,217  1,723,246    X                      0   1,723,246
Talisman Energy Inc.         COM         87425E-10-3      561,556     21,808          X                2               21,808
Tangram Enterprise           COM         875924-10-2        6,160        770    X                      0         770
Teleglobe Inc.               COM         87941V-10-0      446,200     19,400          X                2               19,400
Telesystem Intl.             Sub. VTG    879946-10-1      399,000     11,400          X                2               11,400
Tesco Corp.                  COM         88157K-10-1       39,650      6,100          X                2                6,100
TLC The Laser Cntr.          COM         872934-10-4        9,600      6,400          X                2                6,400
Toronto-Dominion Bk          COM         891160-50-9    3,611,400    138,900          X                2              138,900
TransCanada Pipelines        COM         893526-10-3      688,389     78,673          X                2               78,673
Trizec Hahn Corp             COM         896938-10-7      406,742     23,926          X                2               23,926
United Dominion Inds.        COM         909914-10-3      129,460      6,473          X                2                6,473
U.S. Filter                  COM         911843-20-9       58,863     39,242          X                1               39,242
Walker Interactive Systems   COM         931664-10-6      283,849     43,669    X                      0      43,669
Westcoast Energy Inc.        COM         95751D-10-2      620,400     37,600          X                2               37,600
Western Star Truck           COM         95960H-10-0       16,500      1,000          X                2                1,000

TOTALS                                                443,329,181 22,305,528

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